Consolidated Statement of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash or Part Noncash Divestitures [Line Items]
Non cash increases to loans	$ 2,200,000,000
Non cash increases to other assets	82,000,000
Non cash increases to long term debt	2,300,000,000
Preferred stock in exchange value	1,100,000,000		14,800,000,000
Common stock number of shares in exchange	92,000,000		1,000,000,000
Common stock in exchange value	522,000,000		11,500,000,000
Conversion of preferred stock for senior notes	360,000,000
Conversion of trust preferred securities for common shares	308,000,000
Conversion of trust preferred securities for common shares, value	1,700,000,000
Conversion of trust preferred securities for senior notes, value	2,000,000,000
Value of cancelled trust preferred securities, junior subordinated notes, and stock purchase agreements pursuant to an exchange of trust preferred securities	5,200,000,000
Securitization of residential mortgage loans into mortgage backed securities		2,400,000,000	14,000,000,000
Exchange of credit card loan to held to maturity debt security			8,500,000,000
Allowance of loan and lease losses related to credit card to held to maturity debt security			750,000,000
Held to maturity debt securities value in exchange of credit card loan and related allowance for loan and leases			7,800,000,000
Noncash or part noncash acquisition, value of assets acquired			619,100,000,000
Noncash or part noncash acquisition, value of liabilities assumed			626,800,000,000
Stock issued during period value acquisitions			29,109,000,000
First Republic Bank [Member]
Noncash or Part Noncash Divestitures [Line Items]
Noncash divestiture reduction in assets due to divestiture		19,500,000,000
Noncash divestiture reduction in liabilities due to divestiture		18,100,000,000
Common Stock [Member]
Noncash or Part Noncash Divestitures [Line Items]
Stock issued during period shares acquisition			1,400,000,000
Stock issued during period value acquisitions			20,500,000,000
Preferred Stock [Member]
Noncash or Part Noncash Divestitures [Line Items]
Stock issued during period shares acquisition			376,000
Stock issued during period value acquisitions			$ 8,600,000,000